Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information
12.	Segment Information

As disclosed in Note 2(cc), beginning with the second quarter of 2023, the Group’s CODM started to manage the business by three operating segments and assess the performance and allocate resources under the new operating segment structure. Therefore, the Group organized and reported its business in three operating segments:(1) Insurance, which mainly includes insurance brokerage service and technical service; (2) Crowdfunding, which mainly includes crowdfunding service; and (3) Others, which mainly include digital clinical trial solution and other new initiatives.

The CODM measures the performance of each segment based on metrics of revenues and operating (loss)/profit and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets and share-based compensation expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.

12.	Segment Information (Continued)

The table below provides a summary of the Group’s operating segment results, with prior period segment information retrospectively recast to conform to current period presentation.

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	USD
Operating revenue, net
Insurance	3,071,009	2,559,160	2,340,915	329,711
Crowdfunding	—	155,803	162,683	22,913
Others	134,905	86,805	127,109	17,903
Total consolidated operating revenue, net	3,205,914	2,801,768	2,630,707	370,527
Operating (loss)/profit
Insurance	(811,319)	1,035,088	528,137	74,387
Crowdfunding	(674,977)	(254,175)	(245,776)	(34,617)
Others	(150,385)	(190,900)	(155,235)	(21,865)
Total segment operating (loss)/profit	(1,636,681)	590,013	127,126	17,905
Unallocated item*	(226,161)	(112,026)	(133,869)	(18,855)
Total consolidated operating (loss)/profit	(1,862,842)	477,987	(6,743)	(950)
Total other income	67,775	152,706	170,983	24,083
(Loss)/Profit before income tax	(1,795,067)	630,693	164,240	23,133
Income tax benefit/(expense)	220,987	(22,976)	(555)	(78)
Net (loss)/profit	(1,574,080)	607,717	163,685	23,055

*    The share-based compensation represents an unallocated item in the segment information because the Group’s management does not consider this as part of the segment operating performance measure.